Share-based compensation (Summary of Restricted Share Units Activity) (Details) (2011 Incentive Scheme [Member], Restricted share units [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2011 Incentive Scheme [Member] | Restricted share units [Member]
Number of restricted shares
Outstanding at the beginning of the period (in shares)	44,302,600	26,695,621	8,996,300
Granted (in shares)	9,912,595	29,965,989	18,295,221
Forfeited (in shares)	(3,125,430)	(3,522,992)	(595,900)
Vested (in shares)	(12,283,670)	(8,836,018)
Outstanding at the end of the period (in shares)	38,806,095	44,302,600	26,695,621
Expected to vest at the end of the period (in shares)	36,892,103
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 0.9639	$ 1.0415	$ 1.0630
Granted (in dollars per share)	$ 3.5805	$ 0.9338	$ 1.0324
Forfeited (in dollars per share)	$ 1.1859	$ 1.0699	$ 1.0876
Vested (in dollars per share)	$ 1.0144	$ 1.0429
Outstanding at the end of the period (in dollars per share)	$ 1.5984	$ 0.9639	$ 1.0415
Expected to vest at the end of the period (in dollars per share)	$ 1.5647